BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Wilco Holdco Inc
Allowance for doubtful accounts	$ 65,243	$ 69,693	$ 80,350
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,500,000	1,500,000	1,500,000
Common stock, shares issued	938,557	938,557	938,557
Common stock, shares outstanding	938,557	938,557	938,557
Common Class A
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares subject to possible redemption	30,208,712	29,428,392
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	4,291,288	5,071,608
Common stock, shares outstanding	4,291,288	5,071,608
Common Class F
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000